ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 254,447	$ 259,774
Accrued expenses	191,780	60,542
Other payables, non-trade vendors	41,511	51,591
Deposit from customer	6,836	34,545
Accrued expenses and other current liabilities	$ 494,574	$ 406,452